Stockholders' Equity (Summary Of The Activity Under Stock Incentive Plans) (Details) (USD $)	6 Months Ended
Jun. 30, 2011
Stockholders' Equity
Outstanding, January 1, 2011, Number of Shares	5,891,400
Granted, Number of Shares	3,617,599
Exercised, Number of Shares	(890,371)
Forfeited, Number of Shares	(178,246)
Expired, Number of Shares	(4,261)
Outstanding, June 30, 2011, Number of Shares	8,436,121
Vested and expected to vest, June 30, 2011, Number of Shares	7,654,921
Exercisable, June 30, 2011, Number of Shares	2,267,239
Outstanding, January 1, 2011, Weighted Average Exercise Price	$ 22.60
Granted, Weighted Average Exercise Price	$ 29.55
Exercised, Weighted Average Exercise Price	$ 22.85
Forfeited, Weighted Average Exercise Price	$ 24.27
Expired, Weighted Average Exercise Price	$ 26.35
Outstanding, June 30, 2011, Weighted Average Exercise Price	$ 25.54
Vested and expected to vest, June 30, 2011, Weighted Average Exercise Price	$ 25.24
Exercisable, June 30, 2011, Weighted Average Exercise Price	$ 23.57
Outstanding, June 30, 2011, Weighted Average Remaining Contractual Term	7.44
Vested and expected to vest, June 30, 2011, Weighted Average Remaining Contractual Term	7.36
Exercisable, June 30, 2011, Weighted Average Remaining Contractual Term	6.01
Outstanding, June 30, 2011, Aggregate Intrinsic Value	$ 120,920,079
Vested and expected to vest, June 30, 2011, Aggregate Intrinsic Value	111,988,971
Exercisable, June 30, 2011, Aggregate Intrinsic Value	$ 36,947,697